Short-Term Borrowings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Short-term Debt [Line Items]
Short-term borrowings maturity period (less than 30 days)	30 days	30 days	30 days
Short-term borrowings	$ 96,781	$ 97,528	$ 63,518
Short-term Borrowings, Rate	0.19%	0.17%	0.08%
Short-term Debt average daily balance, Amount	$ 115,187	$ 87,465	$ 60,111
Short-term Debt average daily balance, Rate	0.29%	0.07%	0.10%
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Member]
Short-term Debt [Line Items]
Short-term borrowings	$ 78,124	$ 82,948	$ 51,052
Short-term Borrowings, Rate	0.17%	0.21%	0.07%
Short-term Debt average daily balance, Amount	$ 99,955	$ 75,021	$ 44,680
Short-term Debt average daily balance, Rate	0.33%	0.09%	0.08%
Maximum month-end balance, Amount	$ 109,645	$ 89,800	$ 51,052
Commercial Paper [Member]
Short-term Debt [Line Items]
Short-term borrowings	$ 120	$ 334	$ 2,456
Short-term Borrowings, Rate	0.93%	0.81%	0.34%
Short-term Debt average daily balance, Amount	$ 256	$ 1,583	$ 4,751
Short-term Debt average daily balance, Rate	0.86%	0.36%	0.17%
Maximum month-end balance, Amount	$ 519	$ 3,552	$ 6,070
Other Short-term Borrowings [Member]
Short-term Debt [Line Items]
Short-term borrowings	$ 18,537	$ 14,246	$ 10,010
Short-term Borrowings, Rate	0.28%	(0.10%)	0.07%
Short-term Debt average daily balance, Amount	$ 14,976	$ 10,861	$ 10,680
Short-term Debt average daily balance, Rate	0.02%	(0.08%)	0.18%
Maximum month-end balance, Amount	$ 18,537	$ 14,246	$ 12,209